Disclosure on individual items of the consolidated financial statements (Details) - Schedule of deferred tax balances developed - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of deferred tax balances developed [Line Items]
Intangible assets	€ (5,994)	€ (4,536)
Right-of-use assets	(955)	(586)
Inventories	(2,011)	(1,199)
Contract assets	(47)	(287)
Trade and other receivables	(362)	(72)
Other assets	(150)
Lease liabilities	988	609
Trade and other payables	(408)	(303)
Contract liabilities	3,627	1,807
Other provisions	(206)	(80)
Warrant liabilities	(2,582)
Tax loss carryforwards	3,859	2,788
Netting
Total	(4,241)	(1,859)
DTA [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of deferred tax balances developed [Line Items]
Intangible assets
Right-of-use assets
Inventories	663
Contract assets
Trade and other receivables	514
Other assets
Lease liabilities	988	609
Trade and other payables
Contract liabilities	3,627	1,807
Other provisions	61
Warrant liabilities
Tax loss carryforwards	3,859	2,788
Netting	(9,712)	(5,204)
Total
DTL [Member]
Disclosure on individual items of the consolidated financial statements (Details) - Schedule of deferred tax balances developed [Line Items]
Intangible assets	5,994	4,536
Right-of-use assets	955	586
Inventories	2,674	1,199
Contract assets	47	287
Trade and other receivables	876	72
Other assets	150
Lease liabilities
Trade and other payables	408	303
Contract liabilities
Other provisions	267	80
Warrant liabilities	2,582
Tax loss carryforwards
Netting	(9,712)	(5,204)
Total	€ 4,241	€ 1,859